Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Spare parts and accessories of flight equipment	$ 16,117	$ 15,758
Total	16,117	15,758
Consumption of inventories included in maintenance expense	$ 20,928	$ 17,825	$ 15,406